SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income
Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund

DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Money Market Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Target 2013 Fund
DWS Target 2014 Fund

DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS Variable NAV Money Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap Growth VIP
DWS International VIP

DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS Diversified International Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Income Builder VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Unconstrained Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

Effective January 9, 2013,  the following information replaces similar disclosure in “PART I: APPENDIX I-B — BOARD COMMITTEES AND MEETINGS” of each Fund’s/Portfolio’s Statement of Additional Information:

Board Committees. The Board has established the following standing committees: Audit Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed Income and Quant Oversight Committee, Operations Committee, Valuation Sub-Committee and Dividend Committee.

Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
AUDIT COMMITTEE	6
Assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) the fund’s accounting and financial reporting policies and  procedures, (3) the fund’s compliance with legal and regulatory requirements related to accounting and financial reporting and (4) the qualifications, independence and performance of the independent registered public accounting firm for the fund. It also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for the fund, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the fund’s accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence.
			Paul K. Freeman (Chair), William McClayton (Vice Chair), John W. Ballantine, Henry P. Becton, Jr. and Richard J. Herring
NOMINATING AND GOVERNANCE COMMITTEE	6
Recommends individuals for membership on the Board, nominates officers, Board and committee chairs, vice chairs and committee members, and oversees the operations of the Board. The Nominating and Governance Committee has not established specific, minimum qualifications that must be met by an individual to be considered by the Nominating and Governance Committee for nomination as a Board Member. The Nominating and Governance Committee may take into account a wide variety of factors in considering Board Member candidates, including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities to the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise, and (vi) the current composition of the Board. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee reviews recommendations by shareholders for candidates for Board positions on the same basis as candidates recommended by other sources. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.
			Rebecca W. Rimel (Chair), Henry P. Becton, Jr. (Vice Chair), John W. Ballantine and William McClayton

Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
CONTRACT COMMITTEE	9	Reviews at least annually, (a) the fund’s financial arrangements with DIMA and its affiliates, and (b) the fund’s expense ratios.	Keith R. Fox (Chair), Robert H. Wadsworth (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman, Richard J. Herring, William N. Searcy, Jr. and Jean Gleason Stromberg
EQUITY OVERSIGHT COMMITTEE	6	Reviews the investment operations of those funds that primarily invest in equity securities (except for those funds managed by a quantitative investment team).	William McClayton (Chair), Keith R. Fox (Vice Chair), Henry P. Becton, Jr., Rebecca W. Rimel, Jean Gleason Stromberg and Robert H. Wadsworth
FIXED INCOME AND QUANT OVERSIGHT COMMITTEE	6	Reviews the investment operations of those funds that primarily invest in fixed income securities or are managed by a quantitative investment team.	John W. Ballantine (Chair), William N. Searcy, Jr. (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman and Richard J. Herring
OPERATIONS COMMITTEE	6
Reviews the administrative operations and general compliance matters of the fund. Reviews administrative matters related to the operations of the fund, policies and procedures relating to portfolio transactions, custody arrangements, fidelity bond and insurance arrangements, valuation of fund assets and securities and such other tasks as the full Board deems necessary or appropriate. Oversees the valuation of the fund’s securities and other assets and determines, as needed, the fair value of fund securities or other assets under certain circumstances as described in the fund’s Valuation Procedures.
			Jean Gleason Stromberg (Chair), Dawn-Marie Driscoll (Vice Chair), Keith R. Fox, Rebecca W. Rimel, William N. Searcy, Jr. and Robert H. Wadsworth
VALUATION SUB-COMMITTEE	0	Appointed by the Operations Committee, the Valuation Sub-Committee may make determinations of fair value required when the Operations Committee is not in session.	William N. Searcy, Jr., Robert H. Wadsworth, Dawn-Marie Driscoll (Alternate), Keith R. Fox (Alternate), Rebecca W. Rimel (Alternate) and Jean Gleason Stromberg (Alternate)
DIVIDEND COMMITTEE	0	Authorizes dividends and other distributions for those funds that are organized as series of a Maryland corporation. Committee meets on an as-needed basis.
Kenneth C. Froewiss, Robert  H. Wadsworth, John W. Ballantine  (Alternate), Henry P. Becton, Jr. (Alternate), Dawn-Marie Driscoll (Alternate), Keith R. Fox (Alternate), Paul K. Freeman (Alternate), Richard J. Herring (Alternate), William McClayton (Alternate), Rebecca W. Rimel (Alternate),William N. Searcy, Jr. (Alternate) and Jean Gleason Stromberg (Alternate)

Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

Effective January 9, 2013, the following information replaces similar disclosure in “PART II: APPENDIX II-A — BOARD MEMBERS AND OFFICERS” of each Fund’s/Portfolio’s Statement of Additional Information:

PART II: APPENDIX II-A — BOARD MEMBERS AND OFFICERS

Identification and Background

The following table presents certain information regarding the Board Members of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an “interested person” (as defined in the 1940 Act) of the Trust/Corporation or the Advisor (each, an “Independent Board Member”) is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

Independent Board Members

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013(9), and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009 – present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	_
William McClayton (1944) Vice Chairperson since 2013(9), and Board Member since 2004	Private equity investor (since October 2009); previously: Managing Director, Diamond Management &Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	_
John W. Ballantine (1946) Board Member since 1999	Retired; formerly: Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996); Directorships: Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways Inc. (2) (provider of disease and care management services) (2003 to present) ; Portland General Electric(2) (utility company) (2003 to present)

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation; Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company(2) (medical technology company) ; Lead Director, Belo Corporation(2) (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene’s (1978-1988); Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012); Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	_
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986); Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	_
Paul K. Freeman (1950) Board Member since 1993, and Chairperson (2009 - Jan. 8, 2013)	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	_

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011-2013); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983- 2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001- 2007); Director, Viasys Health Care(2) (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2012)
		103	Director, Becton Dickinson and Company(2) (medical technology company) (2012 to present); Director, CardioNet, Inc.(2) (healthcare) (2009-present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation(2) (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	_
Jean Gleason Stromberg (1943) Board Member since 1997	Retired; formerly: Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996); Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	_
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	_

Interested Board Member and Officer(4)

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(1)(6)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member During the Past 5 Years
Michael J.Woods(5) (1967) Board Member since 2013(9), and Executive Vice President since 2013(9)
Managing Director(3), Deutsche Asset & Wealth Management (2009-present); Head of the Americas Asset Management Business for Deutsche Bank, Member of the Asset and Wealth Management (“AWM”)  Extended Executive Committee, AWM Global Client Group Executive Committee and the AWM Active Asset Management Executive Committee; CEO and US Regional Head of DWS Investments; formerly: Sr. VP, Head of the Financial Intermediaries and Investments Group of Evergreen Investments (2007-2009), CEO and Vice Chairman of Board of Directors of XTF Global Asset Management (2006-2007), Managing Director - US Head of Sub-Advisory and Investment Only Business at Citigroup Asset Management (2000-2006). Mr. Woods is currently a board member of The Children’s Village, The Big Brothers Big Sisters Organization, and The Mutual Fund Education Alliance.
		39	_

Officers(4)

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(6)	Business Experience and Directorships During the Past 5 Years
W. Douglas Beck, CFA(7) (1967) President, 2011-present
Managing Director(3), Deutsche Asset & Wealth Management (2006-present); President of DWS family of funds and Head of Product Management, US for DWS Investments; formerly: Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette(8) (1962) Vice President and Secretary, 1999-present	Director(3), Deutsche Asset & Wealth Management
Paul H. Schubert(7) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director(3), Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson(8) (1962) Chief Legal Officer, 2010-present	Managing Director(3), Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow(7) (1970) Vice President, 2012-present	Director(3), Deutsche Asset & Wealth Management
Hepsen Uzcan(8) (1974) Assistant Secretary, since 2013(9)	Vice President, Deutsche Asset & Wealth Management
Paul Antosca(8) (1957) Assistant Treasurer, 2007-present	Director(3), Deutsche Asset & Wealth Management
Jack Clark (8) (1967) Assistant Treasurer, 2007-present	Director(3), Deutsche Asset & Wealth Management

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(6)	Business Experience and Directorships During the Past 5 Years
Diane Kenneally(8) (1966) Assistant Treasurer, 2007-present	Director(3), Deutsche Asset & Wealth Management
John Caruso(7) (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director(3), Deutsche Asset & Wealth Management
Robert Kloby(7) (1962) Chief Compliance Officer, 2006-present	Managing Director(3), Deutsche Asset & Wealth Management

(1)	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

(2)	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(3)	Executive title, not a board directorship.

(4)
As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

(5)
The mailing address of Mr. Woods is 60 Wall Street, New York, New York 10005. Mr. Woods is an interested Board Member by virtue of his positions with Deutsche Asset & Wealth Management. As an interested person, Mr. Woods receives no compensation from the fund. Mr. Woods is a board member of the following trusts and corporations: Cash Account Trust, DWS Market Trust, DWS Money Funds, DWS State Tax-Free Income Series, DWS Target Fund, DWS Value Series, Inc., DWS Variable Series II, Investors Cash Trust, Tax-Exempt California Money Market Fund, DWS Global High Income Fund, Inc., DWS High Income Opportunities Fund, Inc., DWS High Income Trust, DWS Multi-Market Income Trust, DWS Municipal Income Trust, DWS Strategic Income Trust and DWS Strategic Municipal Income Trust.

(6)	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

(7)	Address: 60Wall Street, New York, New York 10005.

(8)	Address: One Beacon Street, Boston, Massachusetts 02108.

(9)	Effective as of January 9, 2013.

Effective January 9, 2013, the following disclosure is added to the “Board Member Qualifications” sub-section  of “PART II: APPENDIX II-A — BOARD MEMBERS AND OFFICERS” of each Fund’s/Portfolio’s Statement of Additional Information:

Michael J. Woods ─ Mr. Woods' experience as a senior executive in various parts of Deutsche Bank's investment management business and his current service as the chief executive officer of DWS Investments.

Please Retain This Supplement for Future Reference

January 25, 2013
SAISTKR-87